Summary of Significant Principal Accounting Policies (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) $ / ¥	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 CNY (¥)
Significant Accounting Policies [Line Items]
Cash and cash equivalents	¥ 244,809	¥ 917,319	¥ 787,257	$ 37,626	$ 140,989	¥ 206,391
Advertising expense	362,721	250,096	208,014
Income from government subisidies	¥ 10,308	4,718	¥ 8,686
Period over which Company will have the right to receive series of reimbursements after the closing of IPO	5 years
Reimbursements recorded as other income	¥ 2,517
Restricted cash	¥ 48,848	¥ 50,832		$ 7,508
Percentage of the cash and cash equivalents denominated in specified currency	67.50%	42.10%		67.50%	42.10%
Foreign Currency Exchange Rate Weighted Average Translation Rate | $ / ¥	6.5063
Bank Deposits, Letters of Guarantee [Member]
Significant Accounting Policies [Line Items]
Restricted cash	¥ 33,448	¥ 15,290
Bank Deposits, Notes Payable [Member]
Significant Accounting Policies [Line Items]
Restricted cash	14,400	34,542
Bank Deposits Transactions with A Brand Partner [Member]
Significant Accounting Policies [Line Items]
Restricted cash	¥ 1,000	1,000
Internally developed softwares [Member]
Significant Accounting Policies [Line Items]
Intangible asset, useful life	3 years
Trademarks [Member]
Significant Accounting Policies [Line Items]
Intangible asset, useful life	10 years
Land Use Right [Member]
Significant Accounting Policies [Line Items]
Intangible asset, useful life	44 years
Supplier relationship [Member]
Significant Accounting Policies [Line Items]
Intangible asset, useful life	10 years
RMB [Member]
Significant Accounting Policies [Line Items]
Cash and cash equivalents	¥ 165,135	¥ 386,375